DISCONTINUED OPERATIONS - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset Impairments	$ 3.0	$ 23.9	$ 3.8
Discontinued operations in the Consolidated Statement of Comprehensive Income
Gain (loss) on disposition of discontinued operations	4.5	4.5	66.1
(Provision for) benefit from income taxes	(1.0)	(1.1)	(7.5)
Gain (loss) on disposition of discontinued operations – net of tax	3.5	3.4	$ 58.6
Materials Handling and Port Solutions Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset Impairments	$ 3.0	$ 23.0